Other Provisions	12 Months Ended
Dec. 31, 2017
Other provisions [abstract]
Other Provisions

13. Other provisions

Other provisions report the following changes:

					Translation
(in EUR thousands)	01.01.2017	Utilisation	Released	Added	difference	31.12.2017

Bonuses for employees	506	484	-	1,162	(22)	1,162
Outstanding vacation	198	187	-	263	(11)	263
Outstanding invoices	936	710	45	775	(27)	929
Costs for financial statements and auditing	154	140	14	143	-	143
Other provisions	30	5	-	13	-	38
Total provisions	1,824	1,526	59	2,356	(59)	2,535

Other provisions concern various individually identifiable risks and contingent liabilities. Provisions classified as current are expected to lead to an outflow of economic benefits prospectively within the subsequent financial year.